SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Related Party Transactions Other Items (Details)								12 Months Ended
	Oct. 23, 2015 USD ($)	Oct. 10, 2014 USD ($) installment payment shares	Aug. 29, 2014 USD ($) shares	Jun. 30, 2014 USD ($)	Jun. 17, 2014 patent	May 02, 2014 USD ($) installment payment	May 02, 2013 USD ($)	Dec. 31, 2016 USD ($)
Clouding IP, LLC | Common Stock | Restricted Stock
Related Party Transactions
Stock issued in acquisition (in shares) | shares			25,000
MedTech | Promissory Notes
Related Party Transactions
Business Acquisition Cash Payments | payment		9
Erich Spangenberg | Marathon Opportunity Agreement
Related Party Transactions
Funding percentage						50.00%
Erich Spangenberg | Patent purchase agreement | Clouding IP, LLC
Related Party Transactions
Payments to Acquire Businesses, Net of Cash Acquired			$ 2,400,000
Cash			$ 1,400,000
Erich Spangenberg | Patent purchase agreement | Clouding IP, LLC | Common Stock | Restricted Stock
Related Party Transactions
Stock issued in acquisition (in shares) | shares			25,000
Erich Spangenberg | Patent purchase agreement | Clouding IP, LLC | Promissory Notes
Related Party Transactions
Promissory note issued			$ 1,000,000
Erich Spangenberg | Interest Sale Agreement | MedTech
Related Party Transactions
Payments to Acquire Businesses, Net of Cash Acquired	$ 100,000	$ 1,000,000
Recovery threshold (as a percent)		200.00%
Ownership interest held (as a percent)		45.00%
Debt extinguishment		$ 654,000
Erich Spangenberg | Interest Sale Agreement | MedTech | Common Stock | Restricted Stock
Related Party Transactions
Restricted shares granted (in shares) | shares		200,000
Erich Spangenberg | Interest Sale Agreement | MedTech | Promissory Notes
Related Party Transactions
Monthly payment obligation		$ 1,000,000
Business Acquisition Cash Payments | installment		9
Selene Communication Technologies, LLC | Merger Agreement
Related Party Transactions
Number of patents | patent					3
OrthoPhoenix and TLIF | Erich Spangenberg | Interest Sale Agreement | MedTech
Related Party Transactions
Percentage of shares (as a percent)		100.00%
MedTech GmbH | Erich Spangenberg | Interest Sale Agreement | MedTech
Related Party Transactions
Percentage of shares (as a percent)		100.00%
Dynamic Advances, LLC
Related Party Transactions
Payments to Acquire Businesses, Net of Cash Acquired							$ 5,225,000	$ 6,653,078
Promissory note issued						$ 2,375,000
Business Acquisition Cash Payments | payment						2
Ownership interest held (as a percent)						100.00%
Dynamic Advances, LLC | Erich Spangenberg | Acquired Intellectual Property
Related Party Transactions
Cash						$ 2,375,000
Business Acquisition Cash Payments | installment						2
Ownership interest held (as a percent)						100.00%
IP Liquidity
Related Party Transactions
Payments to Acquire Businesses, Net of Cash Acquired				$ 2,850,000		$ 5,225,000
Promissory note issued						$ 2,375,000
Business Acquisition Cash Payments | payment						2
Ownership interest held (as a percent)						100.00%
IP Liquidity | Erich Spangenberg | Acquired Intellectual Property
Related Party Transactions
Cash						$ 2,375,000
Business Acquisition Cash Payments | installment						2
Ownership interest held (as a percent)						100.00%